RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Percentage of net income which subsidiaries are required to allocate to general reserve fund	10.00%
Amount of statutory reserve allocated		¥ 0	¥ 0
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 777	¥ 5,406	¥ 2,580
Minimum
Percentage of net income which a foreign invested enterprise is required to allocate to general reserve fund	10.00%